M3SIXTY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

COMMON STOCK - 97.60%	Shares	Value

Auto Parts & Equipment - 3.76%
Dorman Products, Inc. (a)	838	$78,956
Gentherm, Inc. (a)	1,304	74,145
Methode Electronics, Inc.	3,302	70,333
		223,434
Banks - 5.00%
First Financial Bankshares, Inc.	2,018	62,437
Glacier Bancorp, Inc.	2,414	90,332
Hope Bancorp, Inc.	3,811	41,807
Lakeland Financial Corp.	722	45,991
WesBanco, Inc.	1,960	56,801
		297,368
Building Materials - 2.59%
Boise Cascade Co.	424	57,626
UFP Industries, Inc.	839	96,175
		153,801
Chemicals - 1.84%
Quaker Chemical Corp.	321	64,361
Rogers Corp. (a)	400	44,828
		109,189
Commercial Services - 4.15%
AMN Healthcare Services, Inc. (a)	408	22,958
Barrett Business Services, Inc.	302	36,841
CBIZ, Inc. (a)	1,058	79,911
EVERTEC, Inc. - Puerto Rico	1,324	47,836
Healthcare Services Group, Inc. (a)	3,322	42,389
Medifast, Inc.	417	16,718
		246,653
Computers - 3.52%
ExlService Holdings, Inc. (a)	2,481	77,209
Lumentum Holdings, Inc. (a)	734	35,577
Maximus, Inc.	559	46,766
Qualys, Inc. (a)	290	49,839
		209,391
Distribution & Wholesale - 1.49%
SiteOne Landscape Supply, Inc. (a)	528	88,957

Diversified Financial Services - 0.80%
Evercore, Inc.	253	47,331

Electric - 0.65%
Ameresco, Inc. - Class A (a)	1,845	38,671

Electrical Components & Equipment - 1.34%
Insteel Industries, Inc.	2,196	79,956

M3SIXTY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

COMMON STOCK - 97.60% (continued)	Shares	Value

Electronics - 5.06%
Badger Meter, Inc.	358	$56,811
Coherent Corp. (a)	2,032	120,863
NVE Corp.	580	48,482
OSI Systems, Inc. (a)	570	74,773
		300,929
Engineering & Construction - 6.83%
Comfort Systems USA, Inc.	578	176,712
Exponent, Inc.	817	66,087
MasTec, Inc. (a)	751	56,670
Sterling Infrastructure, Inc. (a)	1,000	106,640
		406,109
Environmental Control - 2.20%
Tetra Tech, Inc.	737	130,685

Food - 2.61%
J & J Snack Foods Corp.	325	47,151
Performance Food Group Co. (a)	1,407	108,015
		155,166
Hand & Machine Tools - 0.86%
Franklin Electric Co., Inc.	493	51,252

Healthcare - Products - 5.92%
Globus Medical, Inc. (a)	1,407	75,964
iRadimed Corp.	876	36,766
LeMaitre Vascular, Inc.	1,477	103,390
Neogen Corp. (a)	4,104	70,548
Omnicell, Inc. (a)	789	20,703
Zynex, Inc. (a)	3,319	45,006
		352,377
Healthcare - Services - 9.63%
Addus HomeCare Corp. (a)	640	59,059
Amedisys, Inc. (a)	691	64,277
Ensign Group, Inc.	1,337	167,018
Medpace Holdings, Inc. (a)	431	171,331
Pediatrix Medical Group, Inc. (a)	2,973	27,203
U.S. Physical Therapy, Inc.	789	83,847
		572,735
Home Builders - 1.16%
Century Communities, Inc.	797	68,773

Home Furnishings - 1.07%
MillerKnoll, Inc.	2,090	63,850

Household Products & Wares - 0.62%
WD-40 Co.	137	36,769

M3SIXTY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

COMMON STOCK - 97.60% (continued)	Shares	Value

Internet - 2.78%
ePlus, Inc. (a)	518	$42,678
Perficient, Inc. (a)	604	39,182
Shutterstock, Inc.	599	29,207
Ziff Davis, Inc. (a)	790	54,320
		165,387
Leisure Time - 0.80%
YETI Holdings, Inc. (a)	1,159	47,565

Machinery - Diversified - 2.43%
Albany International Corp.	761	71,435
Cactus, Inc. - Class A	1,592	73,073
		144,508
Metal Fabricate & Hardware - 1.62%
RBC Bearings, Inc. (a)	353	96,309

Oil & Gas Services - 3.68%
Aris Water Solutions, Inc. - Class A	3,279	39,479
DMC Global, Inc. (a)	1,988	33,160
Dril-Quip, Inc. (a)	2,585	58,421
RPC, Inc.	5,521	40,800
Select Water Solutions, Inc.	5,488	46,868
		218,728
Pharmaceuticals - 2.74%
Amphastar Pharmaceuticals, Inc. (a)	808	37,629
Coherus Biosciences, Inc. (a)	7,214	16,448
Corcept Therapeutics, Inc. (a)	1,139	26,767
Phibro Animal Health Corp. - Class A	2,637	34,096
Supernus Pharmaceuticals, Inc. (a)	1,627	48,322
		163,262
REITS - 1.58%
Easterly Government Properties, Inc.	1,934	22,821
Getty Realty Corp.	1,663	43,837
LTC Properties, Inc.	861	27,087
		93,745
Retail - 7.69%
American Eagle Outfitters, Inc.	2,675	63,531
Jack in the Box, Inc.	616	44,968
La-Z-Boy, Inc.	1,910	72,561
Lithia Motors, Inc.	317	94,802
Ollie’s Bargain Outlet Holdings, Inc. (a)	719	57,642
Shake Shack, Inc. - Class A (a)	541	57,519
Texas Roadhouse. Inc.	445	66,470
		457,493

M3SIXTY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

COMMON STOCK - 97.60% (continued)	Shares	Value

Semiconductors - 8.61%
Axcelis Technologies, Inc. (a)	624	$70,306
Diodes, Inc. (a)	861	58,531
Kulicke & Soffa Industries, Inc. - Singapore	1,316	62,668
MACOM Technology Solutions Holdings, Inc. (a)	913	80,645
Onto Innovation, Inc. (a)	565	104,050
Photronics, Inc. (a)	1,512	43,530
Synaptics, Inc. (a)	443	44,344
Vishay Precision Group, Inc. (a)	1,387	47,921
		511,995
Software - 0.81%
ACI Worldwide, Inc. (a)	880	28,961
Consensus Cloud Solutions, Inc. (a)	1,210	19,263
		48,224
Telecommunications - 1.99%
A10 Networks, Inc.	7,191	95,712
Cambium Networks Corp. (a)	5,311	22,572
		118,284
Transportation - 1.26%
Landstar System, Inc.	393	74,749

Water - 0.51%
California Water Service Group	665	30,517

TOTAL COMMON STOCK (Cost $5,467,087)		5,804,162

INVESTMENTS AT VALUE (Cost $5,467,087) - 97.60%		$5,804,162

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.40%		142,583

NET ASSETS - 100.00%		$5,946,745

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the M3Sixty Small Cap Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The SEC adopted Rule 2a-5 under the Investment Company Act of 1940, which established an updated regulatory framework for registered investment company fair valuation practices. Under Rule 2a-5, a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

Fair Value Measurements (continued)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedures and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of

February 29, 2024.

M3Sixty Small Cap Growth Fund

Financial Instruments - Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (2)	$5,804,162	$—	$5,804,162
Totals	$5,804,162	$—	$5,804,162

(1)       As of and during the period from June 28, 2023, commencement of operations, through February 29, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

During the period from June 28, 2023, commencement of operations, through February 29, 2024, no securities were valued using alternative procedures approved by the Board of Trustees.

Small Capitalization Company Risk

The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings or other adverse developments.

Growth Company Risk

Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 29, 2024 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$5,467,420	$709,710	$(372,968)	$336,742

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.